COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule Of Future Minimum Payments Under Non-cancelable Operating Lease Agreements	The following table summarizes the future minimum payments under this non-cancelable lease at December 31, 2013: 2014 $ 91,738 2015 $ 54,416 2016 $ - 2017 $ - 2018 $ - -------- $ 146,154